Other Payables - Summary of Other Payables (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)
Subclassifications of assets, liabilities and equities [abstract]
Accrued salary and bonus	$ 7,292,254	$ 246,027	$ 6,606,406
Payables for property, plant and equipment	4,623,268	155,981	5,605,528
Accrued employees' compensation and remuneration to directors	2,568,880	86,669	2,400,778
Accrued employee insurance	657,176	22,172	617,419
Accrued utilities	417,257	14,077	410,796
Payables for patents and acquired specific technology (Note 35)	93,000	3,138	120,938
Others	5,726,052	193,187	5,760,169
Other payables	$ 21,377,887	$ 721,251	$ 21,522,034